HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
INVESTMENT OBJECTIVE.
The Fund seeks long-term growth of capital.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	IA	IB	IC
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)
Maximum deferred sales charge (load)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	IA	IB	IC
Management fees	0.68%	0.68%	0.68%
Distribution and/or service (12b-1) fees	none	0.25%	0.25%
Total other expenses	0.05%	0.05%	0.30%	[1]
Administrative services fee	none	none	0.25%
Other expenses	0.05%	0.05%	0.05%
Total annual fund operating expenses	0.73%	0.98%	1.23%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same

•                  You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
IA	75	233	406	906
IB	100	312	542	1,201
IC	125	390	676	1,489

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
IA	75	233	406	906
IB	100	312	542	1,201
IC	125	390	676	1,489

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund normally invests at least 65% of its net assets in stocks issued by non-U.S. companies that trade in foreign markets that are generally considered to be well established.  The Fund diversifies its investments among a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country.  The securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets.  The Fund may invest up to the greater of 25% or the weight of emerging markets in the MSCI All Country World ex USA Index (“MSCI AC World ex USA Index”) plus 10% of its net assets in companies domiciled in emerging markets.  The Fund may invest in opportunities across the market capitalization spectrum, but under normal circumstances invests primarily in mid and large capitalization companies, resulting in a portfolio with market capitalization characteristics in the range of the MSCI AC World ex USA Index.  The Fund may trade securities actively.  The sub-adviser, Wellington Management Company LLP (“Wellington Management”), conducts fundamental research on individual companies to identify securities for purchase or sale.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its investment objective.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund's statutory prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Mid-Cap Stock Risk — Mid capitalization stocks may be more risky than stocks of larger companies.  These companies may be young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Active Trading Risk - Active trading could increase the Fund's transaction costs (thus affecting performance).

The Fund is subject to certain other risks, which are described elsewhere in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com. The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Shows the returns of the Fund's Class IA shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 23.97% (2nd quarter, 2009) Lowest -21.40% (3rd quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.
The table below shows returns for the Fund over time compared to those of a broad-based market index.  Class IC shares have not commenced operations as of the date of this prospectus.  Returns for Class IC shares reflect Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares.  For more information regarding returns see the “Performance Notes” section in the Fund's statutory prospectus.

Average annual total returns for periods ending December 31, 2014
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
IA	Class IA	(3.87%)	6.70%	6.84%
IB	Class IB	(4.14%)	6.44%	6.57%
IC	Class IC	(4.35%)	6.17%	6.31%
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes)	(3.43%)	4.89%	5.59%